Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014	May 31, 2014
C000028758
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,531	$ 17,720	$ 17,592	$ 18,871	$ 13,799	$ 13,913	$ 13,530	$ 13,854	$ 12,234	$ 10,471	$ 10,346	$ 10,000
C000028761
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,514	17,710	17,591	18,877	13,808	13,918	13,538	13,864	12,239	10,474	10,349	10,000
C000028748
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,708	16,276	15,162	14,664	11,668	11,758	11,291	11,583	10,279	9,842	10,154	9,573
C000028765
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,133	11,717	10,664	11,165	9,985	10,053	9,600	11,417	9,055	9,458	9,422	10,000
C000135456
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 20,687	17,850	17,713	18,988	13,884	13,984	13,590	13,903	12,265	10,489	10,354	10,000
C000028755
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 19,166	16,558	16,485	17,723	12,990	13,133	12,803	13,140	11,635	9,982	9,896	9,577
C000028750
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,136	15,841	14,868	14,489	11,615	11,796	11,413	11,793	10,544	10,174	10,572	10,000
C000028762
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,258	10,949	9,986	10,488	9,405	9,486	9,080	10,835	8,615	9,019	9,007	9,572
C000028751
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 20,042	17,417	16,192	15,620	12,400	12,458	11,930	12,212	10,805	10,319	10,620	10,000
C000028764
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,876	10,644	9,782	10,352	9,352	9,511	9,175	11,024	8,826	9,313	9,371	10,000
C000028757
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 18,576	16,108	16,154	17,502	12,926	13,169	12,932	13,374	11,930	10,312	10,292	10,000
C000028754
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 20,113	17,477	16,238	15,665	12,436	12,490	11,961	12,226	10,823	10,327	10,625	10,000
C000028768
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 13,291	11,859	10,784	11,296	10,106	10,171	9,698	11,514	9,109	9,486	9,432	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,686	13,778	12,262	13,647	12,320	11,582	10,301	11,189	8,792	9,125	9,402	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,686	13,778	12,262	13,647	12,320	11,582	10,301	11,189	8,792	9,125	9,402	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,686	13,778	12,262	13,647	12,320	11,582	10,301	11,189	8,792	9,125	9,402	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,028	28,386	24,935	27,464	21,470	18,279	15,743	14,813	12,056	11,157	10,858	10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 15,686	13,778	12,262	13,647	12,320	11,582	10,301	11,189	8,792	9,125	9,402	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 20,503	17,913	18,144	18,663	14,366	14,222	13,330	13,475	11,919	10,261	10,212	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 20,503	17,913	18,144	18,663	14,366	14,222	13,330	13,475	11,919	10,261	10,212	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,848	20,113	19,844	19,374	15,848	15,580	13,994	13,592	11,837	10,567	10,686	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 20,503	17,913	18,144	18,663	14,366	14,222	13,330	13,475	11,919	10,261	10,212	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 20,503	17,913	18,144	18,663	14,366	14,222	13,330	13,475	11,919	10,261	10,212	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,848	20,113	19,844	19,374	15,848	15,580	13,994	13,592	11,837	10,567	10,686	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,848	20,113	19,844	19,374	15,848	15,580	13,994	13,592	11,837	10,567	10,686	10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 20,503	17,913	18,144	18,663	14,366	14,222	13,330	13,475	11,919	10,261	10,212	10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,848	$ 20,113	$ 19,844	$ 19,374	$ 15,848	$ 15,580	$ 13,994	$ 13,592	$ 11,837	$ 10,567	$ 10,686	$ 10,000